Investments - Mortgage Loan Credit Monitoring (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Vintage year, Mortgage loans
Mortgage loans, Total amortized cost	$ 19,802.9	$ 18,952.0
Reinsurance recoverable and deposit receivable	22,032.0	1,189.0
Accrued interest receivable	575.8	538.6
Commercial mortgage loans
Vintage year, Mortgage loans
2022	1,471.7
2021	2,595.3	2,466.6
2020	1,903.5	1,975.8
2019	2,568.8	2,655.7
2018	2,370.6	2,448.9
2017		1,672.6
Prior	5,333.5
Prior		4,788.1
Mortgage loans, Total amortized cost	16,243.4	16,007.7
Accrued interest receivable	55.9	59.0
Commercial mortgage loans | A- and above
Vintage year, Mortgage loans
2022	995.9
2021	2,182.5	2,194.1
2020	1,753.8	1,676.5
2019	2,177.2	2,385.6
2018	2,130.8	2,334.9
2017		1,374.9
Prior	4,555.1
Prior		4,336.8
Mortgage loans, Total amortized cost	13,795.3	14,302.8
Commercial mortgage loans | BBB+ thru BBB-
Vintage year, Mortgage loans
2022	371.8
2021	412.8	255.0
2020	149.7	299.3
2019	391.6	270.1
2018	222.6	105.2
2017		297.7
Prior	676.4
Prior		370.5
Mortgage loans, Total amortized cost	2,224.9	1,597.8
Commercial mortgage loans | BB+ thru BB-
Vintage year, Mortgage loans
2022	104.0
2021		17.5
2018	8.9
Prior	66.5
Prior		50.7
Mortgage loans, Total amortized cost	179.4	68.2
Commercial mortgage loans | B+ and below
Vintage year, Mortgage loans
2018	8.3	8.8
Prior	35.5
Prior		30.1
Mortgage loans, Total amortized cost	43.8	38.9
Residential mortgage loans
Vintage year, Mortgage loans
2022	1,109.4
2021	1,673.8	1,973.0
2020	366.3	431.3
2019	100.2	124.1
2018	51.8	67.0
2017		81.0
Prior	258.0
Prior		267.9
Mortgage loans, Total amortized cost	3,559.5	2,944.3
Accrued interest receivable	9.8	7.2
Residential mortgage loans | Performing
Vintage year, Mortgage loans
2022	1,101.4
2021	1,669.1	1,973.0
2020	364.5	429.5
2019	99.2	123.5
2018	51.2	67.0
2017		80.2
Prior	253.6
Prior		265.9
Mortgage loans, Total amortized cost	3,539.0	2,939.1
Residential mortgage loans | Non-performing
Vintage year, Mortgage loans
2022	8.0
2021	4.7
2020	1.8	1.8
2019	1.0	0.6
2018	0.6
2017		0.8
Prior	4.4
Prior		2.0
Mortgage loans, Total amortized cost	$ 20.5	$ 5.2
Mortgage loans, Days delinquent to be considered non-performing	90 days